Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On August 20, 2021, Faraday Future Intelligent Electric Inc. (the “Company”) filed a registration statement on Form S-1 (File No. 333-258993). Such registration statement was amended by Amendment Nos. 1, 2, 3, 4, 5 and 6 thereto, filed on October 4, 2021, June 9, 2022, August 30, 2022, October 7, 2022, November 3, 2022 and November 8, 2022, respectively (the registration statement, as amended by Amendment Nos. 1, 2, 3, 4, 5 and 6 thereto, the “First Registration Statement”). The First Registration Statement, which registered the resale by the selling securityholders identified in the prospectus therein of (i) 201,218,630 shares of Class A common stock, par value $0.0001 per share, of the Company (the “Class A Common Stock”), (ii) up to 284,070,555 shares of Class A Common Stock issuable upon exercise of certain warrants and conversion of certain convertible notes, and (iii) up to 276,131 warrants identified in the prospectus therein, was subsequently declared effective by the Securities and Exchange Commission (the “SEC”) on November 10, 2022.On December 23, 2022, the Company filed a registration statement on Form S-1 (File No. 333-268972), and on February 7, 2023, the Company filed Amendment No. 1 to such registration statement (as amended, the “Second Registration Statement”), which was a new registration statement that registered the resale by the selling securityholder identified in the prospectus therein of an additional 85,500,000 shares of Class A Common Stock issuable upon the conversion of certain convertible notes, and which was subsequently declared effective by the SEC on February 8, 2023. The Second Registration Statement (i) combined the prospectuses included in the First Registration Statement and the Second Registration Statement (together, the “Registration Statements”), pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), and (ii) included an updated prospectus relating to the offering and sale of the shares of Class A Common Stock that were registered for resale on the Registration Statements. Upon effectiveness, the Second Registration Statement constituted a post-effective amendment to the First Registration Statement, pursuant to Rule 429 under the Securities Act.We are filing this Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) to (i) incorporate by reference information contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, including portions of our Definitive Proxy Statement on Schedule 14A for our 2023 annual meeting of stockholders specifically incorporated by reference therein and (ii) include an updated combined prospectus relating to the offering and sale from time to time of shares of Class A Common Stock that were registered for resale pursuant to the Registration Statements.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filings of the Registration Statements.
Entity Central Index Key	0001805521
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4720320